Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Quarterly Financial Data (Unaudited)
Schedule Of Quarterly Financial Information

	Three Months Ended
2025:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$9,842	$10,411	$10,635	$10,601
Total interest expense	3,595	3,816	3,906	3,712

Net interest income	6,247	6,595	6,729	6,889

Provision for credit loss expense - loans and off balance sheet	96	206	186	186
Noninterest income	1,281	1,390	1,348	2,000
Noninterest expense	5,586	5,843	5,980	6,729

Income before income taxes	1,846	1,936	1,911	1,974
Federal income taxes (benefit)	(26)	22	(20)	(62)

Net income	$1,872	$1,914	$1,931	$2,036

Earnings per share
Basic	$0.32	$0.33	$0.34	$0.35
Diluted	$0.32	$0.33	$0.34	$0.35

	Three Months Ended
2024:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$9,621	$9,878	$9,944	$10,078
Total interest expense	3,506	3,676	3,805	3,734

Net interest income	6,115	6,202	6,139	6,344

Provision for credit loss expense - loans and off balance sheet	—	105	69	125
Noninterest income	866	1,184	1,215	1,195
Noninterest expense	4,838	5,668	5,529	5,631

Income before income taxes	2,143	1,613	1,756	1,783
Federal income taxes	150	(127)	(64)	(66)

Net income	$1,993	$1,740	$1,820	$1,849

Earnings per share
Basic	$0.35	$0.30	$0.31	$0.31
Diluted	$0.35	$0.30	$0.31	$0.31